Debt Narrative (Details) ARS in Millions					1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 17, 2015 USD ($)	Sep. 22, 2014 USD ($)	Jul. 23, 2014 USD ($)	Dec. 19, 2013 USD ($)	Jun. 28, 2014 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 29, 2014 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Sep. 27, 2014	Jun. 11, 2014 USD ($)	Jun. 10, 2014 USD ($)	Nov. 27, 2013 USD ($)	Nov. 26, 2013 USD ($)	Sep. 17, 2013	Mar. 01, 2013 USD ($)	Oct. 05, 2012 USD ($)	Jul. 02, 2012 USD ($)	Sep. 01, 2011 USD ($)	Jan. 28, 2011 USD ($)	Jan. 31, 2007 USD ($)	Jan. 31, 2007 ARS
Debt Instrument [Line Items]
Fair value of long-term debt						$ 1,461,400,000	$ 1,463,900,000			$ 1,463,900,000
Carrying amount of long-term debt						1,475,507,000	1,482,840,000			1,482,840,000	$ 896,668,000
Debt Instrument, Redemption Price, Percentage			103.00%
Gains (Losses) on Extinguishment of Debt						$ (903,000)	$ (3,300,000)	$ 0		$ 0	(3,334,000)	$ 0
Stated interest rate						15.25%	0.00%			0.00%
Due in 2013							$ 32,011,000			$ 32,011,000
Due in 2014							29,801,000			29,801,000
Due in 2016							7,704,000			7,704,000
Short-term borrowings						$ 25,742,000	$ 17,665,000			$ 17,665,000	2,472,000
Companhia Providencia Industria e Comercio [Member]
Debt Instrument [Line Items]
Interest rate at period end						8.00%	8.00%			8.00%
Amount outstanding																			$ 50,000,000
Long-term Pollution Control Bond							$ 0			$ 0	0			$ 9,100,000
Terram Geosynthetics Private Limited
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount						$ 3,200,000	$ 3,100,000			$ 3,100,000
Fiberweb
Debt Instrument [Line Items]
Interest acquired																		100.00%
Fiberweb | Terram Geosynthetics Private Limited
Debt Instrument [Line Items]
Interest acquired						65.00%	65.00%			65.00%
Liabilities assumed									$ 3,800,000	$ 3,800,000
Letter of Credit
Debt Instrument [Line Items]
Borrowings under the ABL Facility						$ 8,000,000	$ 7,800,000			7,800,000	8,500,000
Short Term Credit Facility | Argentina Subsidiary
Debt Instrument [Line Items]
Amount outstanding						$ 4,300,000	$ 5,200,000			$ 5,200,000
Weighted average interest, long-term debt						3.13%	3.13%			3.13%
Short Term Credit Facility | Short-term Borrowings
Debt Instrument [Line Items]
Short-term borrowings						$ 25,700,000	$ 17,000,000			$ 17,000,000	$ 400,000
CCB | Suzhou subsidiary - Hygiene [Member]
Debt Instrument [Line Items]
Weighted average interest, long-term debt						5.62%	5.43%			5.43%	5.46%
Citibank, Morgan Stanley and Barclays
Debt Instrument [Line Items]
Maximum increase in maximum borrowing capacity																	$ 75,000,000
Citibank, Morgan Stanley and Barclays | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																				$ 50,000,000
Maximum increase in maximum borrowing capacity																	80,000,000			20,000,000
Amount outstanding						$ 0.0	$ 0			$ 0
Borrowing base availability						71,000,000	62,900,000			62,900,000
Net availability under the ABL Facility						51,700,000	43,600,000			43,600,000
Citibank, Morgan Stanley and Barclays | Revolving Tranche
Debt Instrument [Line Items]
Maximum borrowing capacity																				42,500,000.0
Maximum increase in maximum borrowing capacity																	$ 30,000,000
Citibank, Morgan Stanley and Barclays | First-In, Last Out Revolving Tranche
Debt Instrument [Line Items]
Maximum borrowing capacity																				$ 7,500,000
Citibank, Morgan Stanley and Barclays | Standby Letters of Credit
Debt Instrument [Line Items]
Amount outstanding						19,300,000	19,300,000			19,300,000
United States Dollar Loan | Companhia Providencia Industria e Comercio [Member]
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt		$ 2,400,000
Interest rate at period end													4.85%
Extinguishment of Debt, Amount		$ 45,200,000
Amount outstanding							0			0	$ 0											$ 52,400,000
Brazil, Brazil Real | Companhia Providencia Industria e Comercio [Member]
Debt Instrument [Line Items]
Amount outstanding						15,231,000	18,871,000			18,871,000	0
Senior Notes
Debt Instrument [Line Items]
Carrying amount of long-term debt														$ 210,000,000
Interest on loan														6.875%
Senior Notes | 7.75% Senior secured notes
Debt Instrument [Line Items]
Fair value of long-term debt							1,463,900,000			1,463,900,000	933,800,000
Carrying amount of long-term debt						504,000,000	$ 504,000,000			$ 504,000,000	560,000,000												$ 560,000,000
Interest on loan							7.75%			7.75%
Repayments of Debt			$ 56,000,000
Gains (Losses) on Extinguishment of Debt			2,600,000
Unamortized Debt Issuance Costs			$ 900,000
Term Loan | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 295,000,000
Maximum increase in maximum borrowing capacity															$ 415,000,000
Proceeds from Issuance of Debt					$ 310,000,000
Debt Instrument, Collateral, Foreign Subsidiary Capital Stock, Percentage									0.65	0.65
Amount outstanding						150,000,000	$ 150,000,000			$ 150,000,000
Basis for step down in rates				2.50%
Periodic payments, principal, percentage				1.00%
Term Loan | Term loan, due in 2017 | Fiberweb | Terram Geosynthetics Private Limited
Debt Instrument [Line Items]
Stated interest rate							14.70%			14.70%
Foreign Line of Credit | United States Dollar Loan | Argentina Subsidiary
Debt Instrument [Line Items]
Carrying amount of long-term debt						4,177,000	$ 5,010,000			$ 5,010,000	8,341,000
Maximum borrowing capacity						3,500,000	3,500,000			3,500,000														$ 26,500,000
Repayments of long-term debt						3,500,000				3,500,000
Due in 2013						3,500,000	3,500,000			3,500,000
Due in 2014							3,500,000			3,500,000
Due in 2016						1,700,000	1,700,000			1,700,000
Foreign Line of Credit | United States Dollar Loan | Suzhou subsidiary - Hygiene [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																					$ 25,000,000
Amount outstanding						10,468,000	18,920,000			18,920,000	24,920,000
Foreign Line of Credit | Argentinan Pesos Loan | Argentina Subsidiary
Debt Instrument [Line Items]
Maximum borrowing capacity						20,000,000	20,000,000			20,000,000															ARS 33.5
Amount outstanding						1,700,000	$ 2,047,000			2,047,000	$ 3,082,000
Suzhou subsidiary - Hygiene [Member]
Debt Instrument [Line Items]
Repayments of long-term debt						$ 8,400,000				$ 6,000,000
LIBOR | Citibank, Morgan Stanley and Barclays | Revolving Tranche
Debt Instrument [Line Items]
Interest rate at period end						2.00%	2.00%			2.00%
LIBOR | Citibank, Morgan Stanley and Barclays | First-In, Last Out Revolving Tranche
Debt Instrument [Line Items]
Interest rate at period end						4.00%	4.00%			4.00%
LIBOR | Term Loan | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Basis spread for variable rate				1.00%
LIBOR | Foreign Line of Credit | United States Dollar Loan | Argentina Subsidiary
Debt Instrument [Line Items]
Interest rate at period end																								2.90%	2.90%
LIBOR | Foreign Line of Credit | United States Dollar Loan | Suzhou subsidiary - Hygiene [Member]
Debt Instrument [Line Items]
Interest rate at period end						5.20%	5.20%			5.20%
Federal Fund Rate | Citibank, Morgan Stanley and Barclays | Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate at period end						1.00%	0.50%			0.50%
Federal Fund Rate | Term Loan | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Basis spread for variable rate						0.50%
Alternative Base Rate | Citibank, Morgan Stanley and Barclays | Revolving Tranche
Debt Instrument [Line Items]
Interest rate at period end						1.00%	1.00%			1.00%
Alternative Base Rate | Citibank, Morgan Stanley and Barclays | First-In, Last Out Revolving Tranche
Debt Instrument [Line Items]
Interest rate at period end						3.00%	3.00%			3.00%
Buenos Aires Interbank Offered Rate | Foreign Line of Credit | Argentinan Pesos Loan | Argentina Subsidiary
Debt Instrument [Line Items]
Interest rate at period end																								4.75%	4.75%
Bridge Loan | Senior Secured Bridge Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity																$ 268,000,000
Bridge Loan | Senior Unsecured Bridge Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity																$ 50,000,000
Maximum | Brazil, Brazil Real | Companhia Providencia Industria e Comercio [Member]
Debt Instrument [Line Items]
Amount outstanding						$ 15,600,000
Maximum | LIBOR | Term Loan | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Basis spread for variable rate				3.25%
Interest rate minimum				2.00%
Minimum | LIBOR | Term Loan | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Basis spread for variable rate				4.25%
Interest rate minimum				1.00%
Subsequent Event [Member] | Senior Notes
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	$ 283,000,000
Subsequent Event [Member] | Senior Notes | 7.75% Senior secured notes
Debt Instrument [Line Items]
Interest on loan	7.75%
Debt Instrument, Redemption Price, Percentage	103.875%